Overview and Summary of Significant Accounting Policies, ARO (AES Indiana) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation [Line Items]
Beginning balance	$ 249,930	$ 218,729	$ 218,729	$ 189,509
Liabilities incurred	7,778	69	17,080	1,159
Liabilities settled	1,098	3,025	(11,902)	(24,699)
Revisions to cash flow and timing estimates	8,525	0	12,921	44,679
Accretion expense	2,737	2,639	13,102	8,081
Ending balance	267,872	218,412	249,930	218,729
Indianapolis Power And Light Company
Asset Retirement Obligation [Line Items]
Beginning balance	249,930	218,729	218,729	189,509
Liabilities incurred	7,778	69	17,080
Liabilities settled	(1,098)	(3,025)	(11,902)	(24,699)
Revisions to cash flow and timing estimates	8,525	0	12,921	44,679
Accretion expense	2,737	2,639	13,102	8,081
Ending balance	$ 267,872	$ 218,412	$ 249,930	$ 218,729